Equity Incentive Plan (Details 1) (Restricted Stock [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
2015	$ 22,465
2016	12,230
2017	4,836
2018	227
Allocated Share-based Compensation Expense	39,758
September 30, 2013 [Member]
2015	8,456
2016	4,330
2017	1,506
2018	0
Allocated Share-based Compensation Expense	14,292
November 6, 2013 [Member]
2015	4,463
2016	2,367
2017	940
2018	0
Allocated Share-based Compensation Expense	7,770
December 17, 2013 [Member]
2015	2,335
2016	1,221
2017	474
2018	0
Allocated Share-based Compensation Expense	4,030
February 21, 2014 [Member]
2015	6,976
2016	4,172
2017	1,854
2018	220
Allocated Share-based Compensation Expense	13,222
May 20, 2014 [Member]
2015	235
2016	140
2017	62
2018	7
Allocated Share-based Compensation Expense	$ 444